Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

(11)Income Taxes

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	Years Ended December 31,
	2024	2023
Federal tax benefit at statutory rate	(21.0)%	(21.0)%
State and local tax, net of federal benefit	(8.0)	(8.5)
State and local tax rate change	3.1	1.6
Permanent differences	0.1	0.4
Research and development	(5.8)	(0.9)
Change in valuation allowance	33.0	28.4
Other	(1.4)	—
Total provision	—%	—%

Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect for years in which differences are expected to reverse.

Significant components of the Company’s deferred tax assets for federal income taxes consisted of the following (in thousands):

	December 31,
	2024	2023
Deferred tax assets
Net operating losses	$87,742	$72,689
Capitalized research and development costs, net of amortization	35,608	33,778
Research and development credits	13,269	9,746
Start-up costs	4,051	4,407
Deferred revenue	12,182	13,353
Lease liability	733	668
Accrued compensation	405	—
Amortizable assets and other	27	21
Equity compensation	1,115	87
Gross deferred tax assets	155,132	134,749
Valuation allowance	(153,855)	(133,580)
Deferred tax assets, net of valuation allowance	1,277	1,169
Deferred tax liabilities
Right of use asset	(848)	(645)
Depreciation	(429)	(524)
Deferred tax liabilities	(1,277)	(1,169)
Net deferred tax assets and liabilities	$—	$—

As of December 31, 2024, the Company has net operating loss carryforwards (NOLs) for federal income tax purposes of $374.7 million, which are available to offset future federal taxable income. The pre-2018 federal NOLs of $120.0 million will begin to expire in 2031, if not utilized. The post-2017 federal NOLs of $254.7 million carry forward indefinitely. The Company also has NOLs for state and local income tax purposes of $280.3 million and $65.1 million, respectively that are available to offset future taxable income. The state NOLs will begin to expire in 2031 while the city of Philadelphia NOLs begin to expire in 2042. As of December 31, 2024, the Company also had federal and state research and development tax credit carryforwards of $12.6 million and $0.8 million that will begin to expire in 2029 and 2032, respectively, unless previously utilized.

In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to allow for the realization of deferred tax assets. Based upon the historical and anticipated future losses, management has determined that the deferred tax assets do not meet the more-likely-than-not threshold for realizability. Accordingly, a full valuation allowance has been recorded against the Company’s net deferred tax assets as of December 31, 2024. The valuation allowance increased by $20.3 million and $84.5 million during the years ended December 31, 2024 and 2023, respectively.

The NOLs and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOLs and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50 percent, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not done an analysis to determine whether or not ownership changes have occurred since inception. Certain state NOLs may also be limited, including Pennsylvania, which limits net operating loss utilization as a percentage of apportioned taxable income.

The Company will recognize interest and penalties related to uncertain tax positions as a component of income tax expense/(benefit). As of December 31, 2024, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s financial statements. Tax years from 2021 and after remain subject to examination by all of the taxing jurisdictions. The NOLs and research credit carryforwards remain subject to review until utilized.